Net Interest Income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net Interest Income
8	Net interest income

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loans originated by consolidated trust plans
Interest income	—	2,030,485	10,640,860
Interest expense	—	(964,790)	(4,283,151)

Net interest income from loans originated by consolidated trust plans	—	1,065,695	6,357,709

Loans originated by microloan lending companies and consumer finance company
Interest income	10,243,475	2,895,600	1,395,961
Interest expense	(4,348,994)	(52,099)	(3,210)

Net interest income from loans originated by microloan lending companies and consumer finance company	5,894,481	2,843,501	1,392,751

Total net interest income	5,894,481	3,909,196	7,750,460